Earnings per share (Tables)	12 Months Ended
Mar. 31, 2017
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Years ended March 31,
	2017		2016		2015
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands U.S. dollars, except share amounts and EPS)
Basic EPS
Numerator
Net income attributable to the Group	$40,346	$22,292	$42,976	$27,275	$24,963	$38,186

Denominator
Weighted average number of ordinary shares	21,436,667	11,844,104	20,156,818	12,792,989	12,962,222	19,828,489
Basic EPS

Net income attributable to the Group	$1.88	$1.88	$2.13	$2.13	$1.93	$1.93

Net income attributable to the Group	40,346	22,292	42,976	27,275	24,963	38,186
Reallocation of net income as a result of conversion of Class B to Class A ordinary shares	22,292	—	27,275	—	38,186	—

Net income attributable to the Group	$62,638	$22,292	$70,251	$27,275	$63,149	$38,186

Denominator
Conversion of Class B to Class A shares	11,844,104	—	12,792,989	—	19,828,489	—
Stock option plans	719,903	719,903	1,138,407	1,138,407	321,042	321,042

Diluted weighted average number of ordinary shares outstanding	34,000,674	12,564,007	34,088,214	13,931,396	33,111,753	20,149,531

Diluted net income attributable to the Group per share	$1.84	$1.77	$2.06	$1.96	$1.91	$1.90